Summary of Significant Accounting Policies - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Computer hardware
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Internally used vehicles and charging systems
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	12 years
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Tooling | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Tooling | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Leased batteries
Property, Plant and Equipment [Line Items]
Estimated useful life	12 years
Leased vehicles and charging systems
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years